Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net (loss) profit	$ (1,752,558)	$ 119,048
Adjustments to reconcile net (loss) profit to net cash (used in) provided by operating activities:
Depreciation	15,297	1,283
Stock based compensation on options granted	540,045
Common stock issued for services	20,000
Increase in allowance for doubtful accounts	(108,000)
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(330,553)	(40,622)
(Increase) in prepaid expenses	(9,800)
(Increase) in security deposits	(12,600)	(7,257)
Increase in Deferred lease	10,249
Increase (decrease) in accounts payable and accrued expenses	275,956	(7,578)
Net cash (used in) provided by operating activities	(1,351,964)	64,874
Cash flows from investing activities:
Purchase of office equipment	(72,877)	(7,700)
Net cash (used in) investing activities	(72,877)	(7,700)
Cash flows from financing activities:
Repayment of shareholder loans	(40,534)	(58,750)
Proceeds from convertible bridge notes	300,000
Proceeds from issuance of common stock	2,200,000
Net cash provided by (used in) financing activities	2,459,466	(58,750)
Net increase (decrease) in cash	1,034,625	(1,576)
Cash at beginning of period	40,682	42,258
Cash at end of period	1,075,307	40,682
Cash paid during year for interest
Interest
Income taxes	800
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock for payment of bridge notes	$ 300,000